Offsets	Aug. 07, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	CORSAIR GAMING, INC.
Form or Filing Type	S-3
File Number	333-266289
Initial Filing Date	Jul. 22, 2022
Fee Offset Claimed	$ 20,857.50
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 224,999,992.00
Termination / Withdrawal Statement	(1) The Registrant's registration statement on Form S-3 (File No. 333-266289) was initially filed on July 22, 2022, was declared effective by the Securities and Exchange Commission on August 1, 2022 and expired on August 1, 2025. (the "Original S-3"). (2) The Original S-3 previously registered the offer and sale of up to (i) $300,000,000 of such indeterminate number or amount, as the case may be, of (a) common stock, (b) preferred stock, (c) debt securities, (d) warrants, (e) purchase contracts, and/or (f) units consisting of some or all of these securities in any combination, as may be sold from time to time by the registrant and (ii) 54,179,559 shares of common stock offered by the selling securityholders. (3) Pursuant to Rule 457(p) under the Securities Act, the Registrant hereby offsets the total registration fee due under this registration statement by $84,491.88 (calculated at the fee rate in effect at the date of the Registrant's Original S-3), which represents (i) $224,999,992 of unsold securities of the registrant and (ii) 54,179,559 unsold shares of common stock held by the selling securityholders previously registered on the Original S-3. The offering of the unsold securities under the Original S-3 expired on August 1, 2025.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	CORSAIR GAMING, INC.
Form or Filing Type	S-3
File Number	333-266289
Initial Filing Date	Jul. 22, 2022
Fee Offset Claimed	$ 63,634.38
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Securities Associated with Fee Offset Claimed | shares	54,179,559
Termination / Withdrawal Statement	(1) The Registrant's registration statement on Form S-3 (File No. 333-266289) was initially filed on July 22, 2022, was declared effective by the Securities and Exchange Commission on August 1, 2022 and expired on August 1, 2025. (the "Original S-3"). (2) The Original S-3 previously registered the offer and sale of up to (i) $300,000,000 of such indeterminate number or amount, as the case may be, of (a) common stock, (b) preferred stock, (c) debt securities, (d) warrants, (e) purchase contracts, and/or (f) units consisting of some or all of these securities in any combination, as may be sold from time to time by the registrant and (ii) 54,179,559 shares of common stock offered by the selling securityholders. (3) Pursuant to Rule 457(p) under the Securities Act, the Registrant hereby offsets the total registration fee due under this registration statement by $84,491.88 (calculated at the fee rate in effect at the date of the Registrant's Original S-3), which represents (i) $224,999,992 of unsold securities of the registrant and (ii) 54,179,559 unsold shares of common stock held by the selling securityholders previously registered on the Original S-3. The offering of the unsold securities under the Original S-3 expired on August 1, 2025.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	CORSAIR GAMING, INC.
Form or Filing Type	S-3
File Number	333-266289
Filing Date	Jul. 22, 2022
Fee Paid with Fee Offset Source	$ 91,444.38
Offset Note	(1) The Registrant's registration statement on Form S-3 (File No. 333-266289) was initially filed on July 22, 2022, was declared effective by the Securities and Exchange Commission on August 1, 2022 and expired on August 1, 2025. (the "Original S-3").